                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Quarter Ended:  March 31, 2000
                                      -----------------

Check here if Amendment [ ]; Amendment Number:____
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:        JL ADVISORS, LLC
      ---------------------------------
Address: 655 MADISON AVENUE, 21ST FLOOR
        -------------------------------
            NEW YORK, NY 10021
       --------------------------------

       --------------------------------

Form 13F File Number: 28-
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MICHAEL LEWITTES
     -------------------------
Title:  MANAGING MEMBER
     -------------------------
Phone:  (212) 593-2729
     -------------------------

Signature, Place, and Date of Signing:


                              NEW YORK, NY
------------------      ------------------------   ------------------
  [Signature]                [City, State]               [Date]


Report Type (Check only one.):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


    Form 13F File Number           Name

    28-
       -----------------           ---------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              NONE
                                          -------------
Form 13F Information Table Entry Total:          16
                                          -------------
Form 13F Information Table Value Total:        124,794
                                          -------------
                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.       Form 13F File Number        Name

          28-
---          -----------------        ---------------------

[Repeat as necessary.]

                            REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2000


                                    FORM 13F







      NAME OF REPORTING MANAGER:     JL ADVISORS, LLC
                                     ----------------

------------------------------------------------------------------------------------------------------
                                                                                           ITEM 5:
        ITEM 1:                         ITEM 2:         ITEM 3:        ITEM 4:           SHARES OF
    NAME OF ISSUER                  TITLE OF CLASS      CUSIP         FAIR MARKET        PRINCIPAL
                                                        NUMBER          VALUE             AMOUNT
------------------------------------------------------------------------------------------------------
Arch Communications Group Inc     COM NEW             039381504     $        810,750         108,100
BCE Inc                           COM                 05534B109     $     11,215,367          89,410
Cable & Wireless Pub Ltd Co       SPONSORED ADR       126830207     $      8,727,600         155,850
Cabletron Sys Inc                 COM                 126920107     $      3,031,500         103,200
Citizens Utils Co Del             CI B                177342201     $     17,601,488       1,074,900
El Paso Elec Co                   COM                 283677854     $      6,373,466         614,310
Fleetboston Finl Crop             COM                 339030108     $      5,405,400         145,600
General Mtrs Corp                 COM                 370442105     $     14,051,708         169,681
Global Lt Telecommunications      COM                 37934X100     $      5,665,995         276,390
ICG Communications Inc            COM                 449246107     $     10,120,338         282,100
Methode Electrs Inc               CL A                591520200     $      8,802,150         174,300
Metrocall Inc                     COM                 591647102     $      1,475,000         147,500
Quest Communications Intl Inc     COM                 749121109     $      7,440,000         155,000
Sylvan Learning Sys Inc           COM                 871399101     $      3,611,563         227,500
TCI Satellite Entmt Inc           CL A                872298104     $      5,391,016         280,965
Williams Cos Inc Del              COM                 959457100     $     15,070,563         343,000


COLUMN TOTALS                                                       $    124,793,904



                                                                                           -------------------------
                                                                                                  (SEC USE ONLY)

                                                                                           -------------------------

--------------------------------------------------------------------------------------------------------------------
                                                  ITEM 6:                                          ITEM 8:
        ITEM 1:                           INVESTMENT DISCRETION          ITEM 7:         VOTING AUTHORITY (SHARES)
    NAME OF ISSUER                -----------------------------------    MANAGERS     -----------------------------
                                             (b)SHARED-                  SEE INSTR.V  (a)SOLE   (b)SHARED   (c) NONE
                                 (a)SOLE      AS DEFINED  (c)SHARED-
                                              IN INSTR. V     OTHER
--------------------------------------------------------------------------------------------------------------------
Arch Communications Group Inc       X                                                  X
BCE Inc                             X                                                  X
Cable & Wireless Pub Ltd Co         X                                                  X
Cabletron Sys Inc                   X                                                  X
Citizens Utils Co Del               X                                                  X
El Paso Elec Co                     X                                                  X
Fleetboston Finl Crop               X                                                  X
General Mtrs Corp                   X                                                  X
Global Lt Telecommunications        X                                                  X
ICG Communications Inc              X                                                  X
Methode Electrs Inc                 X                                                  X
Metrocall Inc                       X                                                  X
Quest Communications Intl Inc       X                                                  X
Sylvan Learning Sys Inc             X                                                  X
TCI Satellite Entmt Inc             X                                                  X
Williams Cos Inc Del                X                                                  X


COLUMN TOTALS
